PREPAID EXPENSES AND OTHER LONG-TERM ASSETS - Schedule of Other Long-Term Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Assets, Noncurrent Disclosure [Abstract]
Deferred commission costs	$ 118,531	$ 129,687
Severance pay fund	11,972	11,808
Prepaid expenses	78,751	74,421
Other	3,258	3,416
Prepaid expenses and other long-term assets	$ 212,512	$ 219,332